Note 2 - Acquistions (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 02, 2015 USD ($)	Jan. 01, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 2 - Acquistions (Details) [Line Items]
Number of Developed Franchises Reacquired During Period					21
Number of Undeveloped Franchises Reacquired During the Period					31
Number of Reacquired Developed Franchises Operated as Company-owned or Managed Clinics					19
Number of Reacquired Undeveloped Franchises that Have Been Terminated and May Be Relocated				31	31
Deferred Franchise Costs				$ 461,900	$ 461,900
Franchise Fees [Member]
Note 2 - Acquistions (Details) [Line Items]
Deferred Revenue				928,000	$ 928,000
Franchise Rights [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					7 years	7 years
Customer Relationships [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					2 years	2 years
The Joint RRC Corp [Member]
Note 2 - Acquistions (Details) [Line Items]
Number of Franchises Acquired from Franchisee			6			6
Payments to Acquire Businesses, Gross			$ 900,000			$ 900,000
Number of Franchises to be Operated as Company-Owned from Franchisee Acquistion			4			4
Number of Franchises Re-located of Franchises Acquired from Franchisee			2
Number of Franchises to be Closed			2			2
Number of Undeveloped Franchises Acquired			3			3
Net Purchase Price, Net Deferred Revenue Adjustment	$ 41,100
Business Combination, Consideration Transferred, Net of Deferred Revenue and Deferred Franchise Costs	$ 858,900
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						$ 0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual						$ 0
The Joint RRC Corp [Member] | Los Angeles County [Member]
Note 2 - Acquistions (Details) [Line Items]
Number of Franchises Acquired from Franchisee			4			4
The Joint RRC Corp [Member] | Franchise Rights [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired			$ 81,000
Finite-Lived Intangible Asset, Useful Life			7 years
The Joint RRC Corp [Member] | Customer Relationships [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired			$ 72,000
Finite-Lived Intangible Asset, Useful Life			2 years
Developed and Undeveloped Franchises Reacquired [Member]
Note 2 - Acquistions (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 4,242,975
Business Combination, Consideration Transferred, Net of Deferred Revenue and Deferred Franchise Costs					4,421,275
Business Combination, Consideration Transferred					4,887,375
Business Combination, Consideration Transferred, Liabilities Incurred					644,400
Clinic in Tempe, Arizona [Member]
Note 2 - Acquistions (Details) [Line Items]
Business Combination, Consideration Transferred		$ 0
Business Combination, Bargain Purchase, Gain Recognized, Amount				0	0
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member]
Note 2 - Acquistions (Details) [Line Items]
Business Combination, Acquisition Related Costs					279,253
Business Combination, Measurement Period Adjustments, Property and Equipment, Increase (Decrease)					13,866
Business Combination, Measurement Period Adjustments, Intangible Assets, Increase (Decrease)					186,000
Business Combination, Measurement Period Adjustments, Deferred Revenue, Increase (Decrease)					19,990
Business Combination, Measurement Period Ajustment, Goodwill, Increase (Decrease)					179,876
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				783,016	1,170,319
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ (346,295)	(354,734)
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member] | Franchise Rights [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired					$ 809,900
Finite-Lived Intangible Asset, Useful Life					7 years
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member] | Customer Relationships [Member]
Note 2 - Acquistions (Details) [Line Items]
Finite-lived Intangible Assets Acquired					$ 260,600
Finite-Lived Intangible Asset, Useful Life					2 years